Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accrued Expenses

9. Accrued Expenses

Accrued expenses at December 31, 2011 and 2010 consist of:

	2011	2010
Accrued payroll and compensation related costs	$1,687,965	$869,545
Accrued restructuring costs	109,978	1,392,568
Accrued dealer commissions and customer rebates	132,850	492,700
Accrued software costs	-	542,500
Other accrued liabilities	1,242,205	1,038,916
Total	$3,172,998	$4,336,229